Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Ctrip.com International, Ltd
Related Party Transaction [Line Items]
Related party transactions	$ 90,850	¥ 630,760	¥ 89,240